Income Taxes - Components of the Company's pretax income (loss) before taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Domestic (including U.S. exports)	$ 29,432	$ 267,796	$ 87,447
Foreign subsidiaries	(5,440)	7,327	4,196
Income Before Income Taxes	$ 23,992	$ 275,123	$ 91,643